Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013
Assets classified as level 3, Purchases	$ 1,793
Assets classified as level 3, Earnings	72	[1]
Assets classified as level 3	1,865
Liabilities classified as level 3, Purchases	1,793
Liabilities classified as level 3, Earnings	72	[1]
Liabilities classified as level 3	1,865
Derivative
Assets classified as level 3, Purchases	1,793
Assets classified as level 3, Earnings	72	[1]
Assets classified as level 3	1,865
Liabilities classified as level 3, Purchases	1,793
Liabilities classified as level 3, Earnings	72	[1]
Liabilities classified as level 3	$ 1,865

[1]	Included in earnings is realized gains and losses on embedded derivatives.